Cover	Feb. 22, 2023
Cover [Abstract]
Entity Registrant Name	IVANHOE ELECTRIC INC.
Entity Central Index Key	0001879016
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 22, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0633823
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-41436
Entity Address Address Line 1	606 - 999 Canada Place
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Security 12b Title	Common Stock, par value $0.0001 per share
Entity Address Postal Zip Code	V6C 3E1
City Area Code	604
Local Phone Number	689-8765
Trading Symbol	IE
Security Exchange Name	NYSE
Entity Address Country	CA